INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued warranty costs	$ 10,548	$ 10,509
Bad debt allowance	8,358	9,318
Issuance costs	1,123	1,597
Inventory write-down	4,239	5,308
Future deductible expenses	13,878
Depreciation and impairment difference of property, plant and equipment, solar power system	34,248	26,149
Accrued liabilities related to countervailing and anti-dumping duty deposits	55,115	13,850
Deferred tax assets relating to sale of solar power systems	32,159	21,097
Net operating losses carry-forward	70,637	65,876
Others	7,409	6,947
Total deferred tax assets, gross	237,714	160,651
Valuation allowance	(55,959)	(52,985)
Total deferred tax assets, net of valuation allowance	181,755	107,666
Deferred tax liabilities:
Foreign currency derivative assets	4,558	1,167
Depreciation difference of property, plant and equipment	8,327	5,264
Deferred profit of projects	40,793	70,360
Basis difference related to acquisitions	18,339	26,459
Others	3,047	1,806
Total deferred tax liabilities, gross	75,064	105,056
Analysis as:
Current deferred tax assets	30,013	40,810
Non-current deferred tax assets	97,134	66,856
Current deferred tax liabilities	1,426	94,711
Non-current deferred tax liabilities	19,030	10,345
Net deferred tax assets (liabilities)	106,691	$ 2,610
Accumulated net operating losses	307,550
Accumulated net operating losses subject to expiration between 2015 and 2032	$ 110,346